Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]
Year ending December 31,	Amount
2012	11,293
2013	(5)
2014	1,763
2015	(3,321)
2016	(3,840)
2017 and thereafter	(326)
5,564

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	December 31, 2011	June 30, 2012
Hires collected in advance	4,903	3,911
Charter revenue resulting from varying charter rates	11,965	14,217
Unamortized balance of charters assumed	565	117
Total	17,433	18,245
Less current portion	(6,901)	(6,988)
Non-current portion	10,532	11,257